MARCH 1, 2019

SUPPLEMENT TO

HARTFORD MIDCAP VALUE HLS FUND SUMMARY PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED NOVEMBER 19, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus.

Effective March 31, 2019, the Russell 2500 Value Index will no longer be one of the Hartford MidCap Value HLS Fund’s benchmarks. Hartford Funds Management Company, LLC believes that the Russell MidCap Value Index better reflects the Hartford MidCap Value HLS Fund’s investment strategy.

This Supplement should be retained with your Summary Prospectus for future reference.

HV-7464	March 2019